Financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Cash, cash equivalents, and short-term investments	$ 46,012
Restricted cash	2,279	$ 5,095
Impact on income from 5% change in U.S. dollar against foreign currency	593
Impact on net loss from a 50 basis point change in interest rates	$ 91
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	85.00%	83.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	15.00%	17.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days